GOODWILL	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

We assessed the recoverability of goodwill as at September 30, 2015 for each of the identified reporting units and determined that the fair value of each of the two reporting units exceeded its carrying value. Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.

We implemented a new organization structure that resulted in three reportable segments effective October 1, 2015. Accordingly, we reassigned goodwill using a relative fair value allocation approach and updated our goodwill valuation analysis. There was no impairment of goodwill during the years ended December 31, 2015, 2014 and 2013.

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2015	2014
Balance at beginning of year	$103,966	$102,718
Goodwill acquired (note 5(c), 5(d) and 5(e))	60,478	8,697
Foreign currency translation adjustments	(7,956)	(7,449)
	$156,488	$103,966

OEM Solutions	$103,567	$80,699
Enterprise Solutions	24,993	23,267
Cloud and Connectivity Services	27,928	—
	$156,488	$103,966